Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee grants long-term equity awards annually on a predetermined schedule. The awards are approved on the day of the annual February Board of Directors meeting, with a grant date of the Monday following the meeting. The grant date is approximately three to four weeks following the public disclosure of the Company’s year-end financial results. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
From time to time, the Compensation Committee may make off-cycle grants to officers to recognize mid-year promotions or other circumstances. Officers who join the Company after February in a given year may be granted equity awards following their start date.
The number of shares to be covered by a performance-based or time-based equity grant is based on the closing price of our Common Shares on the NYSE on the grant date. For option grants, the option exercise price is the closing price of our Common Shares on the grant date. To determine the number of shares for an option award, we use a notional Black-Scholes option value of 25% of the stock price, calculated in each case at the time that we granted the option. Each of our NEO’s annual equity awards granted in 2026 (for 2025 performance) and 2025 (for 2024 performance) comprised solely performance-based equity awards
Award Timing Method	The awards are approved on the day of the annual February Board of Directors meeting, with a grant date of the Monday following the meeting. The grant date is approximately three to four weeks following the public disclosure of the Company’s year-end financial results. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
From time to time, the Compensation Committee may make off-cycle grants to officers to recognize mid-year promotions or other circumstances. Officers who join the Company after February in a given year may be granted equity awards following their start date.
The number of shares to be covered by a performance-based or time-based equity grant is based on the closing price of our Common Shares on the NYSE on the grant date. For option grants, the option exercise price is the closing price of our Common Shares on the grant date. To determine the number of shares for an option award, we use a notional Black-Scholes option value of 25% of the stock price, calculated in each case at the time that we granted the option. Each of our NEO’s annual equity awards granted in 2026 (for 2025 performance) and 2025 (for 2024 performance) comprised solely performance-based equity awards.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information,
MNPI Disclosure Timed for Compensation Value	false